Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	MFS SERIES TRUST II
Central Index Key	0000798250
Amendment Flag	false
Document Creation Date	Mar. 29, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
MFS® Growth Fund | A
Prospectus:
Trading Symbol	MFEGX
MFS® Growth Fund | R4
Prospectus:
Trading Symbol	MFEJX
MFS® Growth Fund | B
Prospectus:
Trading Symbol	MEGBX
MFS® Growth Fund | C
Prospectus:
Trading Symbol	MFECX
MFS® Growth Fund | I
Prospectus:
Trading Symbol	MFEIX
MFS® Growth Fund | R1
Prospectus:
Trading Symbol	MFELX
MFS® Growth Fund | R2
Prospectus:
Trading Symbol	MEGRX
MFS® Growth Fund | R3
Prospectus:
Trading Symbol	MFEHX
MFS® Growth Fund | R6
Prospectus:
Trading Symbol	MFEKX